Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended
	Oct. 22, 2020	Oct. 08, 2020	Sep. 30, 2020
Repayment of debt			$ 1,600
Subsequent Event [Member] | Public Offering [Member]
Number of shares sold in offering		18,300,000
Sale of stock price per share		$ 10.00
Net proceeds from offering of shares		$ 170,200
Subsequent Event [Member] | Investment Bankers [Member]
Number of shares sold in offering	1,406,708
Sale of stock price per share	$ 10.00
Net proceeds from offering of shares	$ 13,100